Label	Element	Value
DoubleLine Shiller Enhanced International CAPE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Shiller Enhanced International CAPE®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return which exceeds the total return of its benchmark index over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries (defined below), including when purchasing Class I shares through a broker or other financial intermediary acting as an agent on your behalf. Such commissions and other fees, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio. However, the portfolio turnover rate is determined using a required formula which does not call for the inclusion of cash or cash equivalent instruments or certain derivatives transactions. If those transactions were reflected in the calculation, the Fund’s portfolio turnover rate shown would be higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Fund’s expense limitation or recoupment for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks total return (capital appreciation and current income) in excess of the benchmark index, currently the MSCI Europe Net Return USD Index (the “MSCI Europe Index”), over a full market cycle.
The Fund will seek to use derivatives, or a combination of derivatives and direct investments, to provide a return (before fees and expenses) that approximates the performance of the Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index (the “Index”). The Fund, through its investment exposure to the Index, will have exposure to investments tied economically to a number of countries throughout the world. The Index is currently composed of issuers in fifteen different countries, generally in Europe; the number and location of countries represented in the Index may change without notice. The Fund will also invest in a portfolio of debt securities to seek to provide additional total return over the long term. The Fund uses investment leverage as part of its principal investment strategies. The Fund expects normally to invest an amount approximately equal to its net assets directly in a portfolio of debt securities while also maintaining notional exposure to the Index providing the Fund with economic exposure to the Index in an amount up to the value of the Fund’s net assets. As a result, the Fund’s total investment exposure (direct investments in debt securities plus notional exposure to the Index) will typically be equal to approximately 200% of the Fund’s net asset value (“NAV”). The actual notional amounts of derivatives used for this purpose may be greater than the desired amount of Index exposure, since in some cases it may be necessary to use additional derivatives to obtain the desired currency exposure. It is possible that the Fund could lose money on both its investments in debt securities and its exposure to the Index, including through the Index’s exposure to non‑U.S. currencies, all at the same time.
The Fund will normally use derivatives in an attempt to create an investment return that approximates (before fees and expenses) the Index’s return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return before fees and expenses approximating the Index’s return, including swap transactions or futures transactions where the reference asset is the Index or a modified version of the Index, one or more components of the Index or an unrelated index or basket of securities. The transaction pricing of any swap transaction will reflect a number of factors that will cause the return on the swap transaction to underperform the Index. Please see “Index Risk — Note regarding Index-Based Swaps” for more information. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with the Fund’s investments in a portfolio of debt securities will create investment leverage in the Fund’s portfolio. In certain cases, derivatives based on the Index or that use the Index as the reference asset might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to approximate the Index’s return by purchasing some or all of the securities comprising the Index, or portions of the Index, at the time. If the Fund at any time invests directly in the securities comprising the Index, the assets so invested will be unavailable for investment in debt instruments, and the Fund’s ability to pursue its investment strategy fully and achieve its investment objective may be limited.
To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional total return over the long term.
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The classic CAPE® Ratio assesses equity market valuations and averages ten years of inflation adjusted earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a relative version of the classic CAPE® Ratio to identify undervalued sectors while also seeking to exclude a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.
The Index’s composition is determined monthly. Each month, the Index’s methodology ranks ten sectors within the European equity markets based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). The Index methodology selects the five European sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five sectors, however, end up in the Index for a given month, as the sector with the worst 12‑month price momentum among the five selected sectors is eliminated. The Index methodology allocates an equally weighted long (i.e., investment) exposure to the four remaining European sectors.
The Index is denominated in U.S. dollars even though most or all of the securities comprising the Index may be denominated in foreign currencies. The Fund’s exposure to the Index may be achieved through derivative instruments providing returns either in U.S. dollars or in one or more foreign currencies. The Fund may enter into Index-related derivative instruments denominated either in U.S. dollars or in foreign currencies. If the Fund enters into Index-related derivative instruments denominated in foreign currencies, it will likely engage in foreign currency transactions to produce an Index-based return denominated in U.S. dollars.
Through the Fund’s investments related to the Index, the Fund will have focused exposures to the sectors making up the Index at any given time. As a result, the Fund’s NAV may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly.
If derivatives designed to provide the Fund a return approximating the Index’s return become unavailable or for other reasons, the Adviser may seek investment exposure to the sectors comprising the Index by investing directly in some or all of the securities that correspond to those sectors. The Adviser or the Fund’s Board of Trustees may in their sole discretion and without advance notice to shareholders select, in place of the Index, another index (such as the MSCI Europe Index) or a basket of investments. The Fund may gain exposure to any substitute index or basket of investments in any manner the Adviser determines appropriate, including those described above with respect to how the Fund may obtain exposure to the Index.
Although a portion of the Fund’s assets may be invested in instruments the performance of which is based on an index, the Fund’s overall portfolio includes other investments. Therefore, the Fund is not designed to replicate the performance of any index. The Fund’s performance will deviate, potentially significantly, from the performance of any index used by the Fund.
During the Fund’s most recent fiscal year, the Fund entered into swap transactions related to the Index with a limited number of counterparties. The Fund will likely enter into swap transactions related to the Index with a single or a limited number of counterparties for the foreseeable future. In selecting swap counterparties for the Fund, the Adviser will normally consider a variety of factors, including, without limitation: cost; the quality, reliability, and responsiveness of a counterparty; the operational compatibility between a counterparty and the Adviser; and a counterparty’s creditworthiness.
The Fund’s Investments in Debt Instruments. Under normal circumstances, to the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund’s assets available for other investment by the Fund, the Fund intends to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide additional total return over the long term. The Fund may invest directly in debt instruments; alternatively, the Adviser may choose to invest all or a portion of the Fund’s assets in one or more fixed income funds advised by DoubleLine Capital or a related party of DoubleLine Capital. Debt instruments in which the Fund may invest include, by way of example, (i) securities or other income‑producing instruments issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations; (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass‑through securities, stripped mortgage securities (e.g., interest-only and principal-only securities), and inverse floaters; (iv) collateralized debt obligations (“CDOs”), including collateralized loan obligations; (v) foreign securities (corporate and government, including foreign hybrid securities), including emerging market securities; (vi) fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, debtor‑in‑possession loans, exit facilities, delayed funding loans and revolving credit facilities), which may take the form of loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) real estate investment trust (“REIT”) securities; (xii) payment‑in‑kind bonds; (xiii) zero‑coupon bonds; (xiv) custodial receipts, cash and cash equivalents; (xv) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvi) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, but does not intend to invest in the equity or “first loss” tranche of such investments.
In managing the Fund’s portfolio of debt instruments, under normal market conditions the portfolio managers intend to seek to construct an investment portfolio with an overall dollar-weighted average effective duration of between one and three years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The longer a portfolio’s effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund’s portfolio of debt instruments may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the portfolio will always be within its target range. The Adviser monitors the effective duration of the Fund’s portfolio of debt instruments to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.
The Fund may invest in debt instruments of any credit quality, which may include securities that are at the time of investment unrated or rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody’s Investors Service, Inc. or the equivalent by any other nationally recognized statistical rating organization or unrated securities judged by the Adviser to be of comparable quality. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Generally, lower-rated debt securities offer a higher yield than higher-rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher-rated securities of similar maturity. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality, and accordingly may invest without limit in such investments.
The Fund may invest a portion of its assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to movements in interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.
The Fund may invest a portion of its assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as an institution in the World Bank Group or the United Nations, or an agency thereof, or is considered an emerging market country for purposes of constructing a major emerging market securities index.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies and ETFs, including those sponsored or managed by the Adviser or its related parties. The Fund may engage in short sales or take short positions, either to earn additional return or to hedge existing investments.
In managing the Fund’s debt instruments, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
The portfolio managers utilize active asset allocation in managing the Fund’s investments in debt instruments.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877‑DLine11 (877‑354‑6311) or by visiting the Fund’s website at www.doubleline.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877‑DLine11 (877‑354‑6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doubleline.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	24.77%	Quarter ended 6/30/2020
Lowest:	-28.64%	Quarter ended 3/31/2020
The year‑to‑date total return for the Fund’s Class I shares as of June 30, 2023 was 11.34%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022) Shiller Enhanced International CAPE®
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑advantaged account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are for Class I shares only. After‑tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑advantaged account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After‑tax returns are for Class I shares only. After‑tax returns for other classes may vary. The MSCI Europe Net Total Return USD Index captures large and mid‑cap representation across 15 developed market countries in Europe. It is not possible to invest directly in an index.

DoubleLine Shiller Enhanced International CAPE | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
DoubleLine Shiller Enhanced International CAPE | Active Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

DoubleLine Shiller Enhanced International CAPE | Asset Backed Securities Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non‑payment of loans) will result in a reduction in the value of the security.

DoubleLine Shiller Enhanced International CAPE | Collateralized debt obligations risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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collateralized debt obligations risk: the risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DoubleLine Shiller Enhanced International CAPE | Counterparty Risk [Member]
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counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. The Fund has historically obtained exposure to the Index through swap transactions with a single or a limited number of counterparties and will likely enter into swap transactions related to the Index with a single or a limited number of counterparties for the foreseeable future. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

DoubleLine Shiller Enhanced International CAPE | Debt Securities Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	debt securities risks:
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credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.

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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre‑paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

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LIBOR phase out/transition risk: the London Interbank Offered Rate (“LIBOR”) was the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has historically been a significant factor in relation to payment obligations under a derivative investment and has also been used in other ways that affect the Fund’s investment performance. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. The transition from LIBOR and the terms of any replacement rate(s), including, for example, the Secured Overnight Financing Rate (“SOFR”) or another rate based on SOFR, may adversely affect transactions that used LIBOR as a reference rate, financial institutions that engaged in such transactions, and the financial markets generally. There are significant differences between LIBOR and SOFR, such as LIBOR being an unsecured lending rate while SOFR is a secured lending rate. As such, the potential effect of the transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be fully determined, but the transition may adversely affect the Fund’s performance.

DoubleLine Shiller Enhanced International CAPE | Defaulted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
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defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

DoubleLine Shiller Enhanced International CAPE | Derivatives Risk [Member]
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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

Please also see “debt securities risks — LIBOR phase out/transition risk” herein for more information.

DoubleLine Shiller Enhanced International CAPE | Emerging Market Country Risk [Member]
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emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

DoubleLine Shiller Enhanced International CAPE | equity issuer risk [Member]
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equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

DoubleLine Shiller Enhanced International CAPE | Financial Services Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non‑diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non‑performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

DoubleLine Shiller Enhanced International CAPE | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

DoubleLine Shiller Enhanced International CAPE | Foreign Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

DoubleLine Shiller Enhanced International CAPE | High Yield Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

DoubleLine Shiller Enhanced International CAPE | Index risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
index risk: the risk that the Fund’s investments in derivatives based on the Index or that use the Index as the reference asset, or other substitute investment exposure to the Index, may underperform the return of the Index for a number of reasons, including, for example, (i) the performance of derivatives related to the Index may not correlate with the Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Index’s methodology, or the Index provider may incorrectly report information concerning the Index. Although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.

DoubleLine Shiller Enhanced International CAPE | Inflation Indexed Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

DoubleLine Shiller Enhanced International CAPE | Investment Company And Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

DoubleLine Shiller Enhanced International CAPE | Large shareholder risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
large shareholder risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

DoubleLine Shiller Enhanced International CAPE | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

DoubleLine Shiller Enhanced International CAPE | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

DoubleLine Shiller Enhanced International CAPE | market capitalization risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

DoubleLine Shiller Enhanced International CAPE | Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
loan risk: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of the DoubleLine Floating Rate Fund and in either case will be subject to the risks described above.

DoubleLine Shiller Enhanced International CAPE | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Please see “debt securities risks — interest rate risk” herein for more information.

DoubleLine Shiller Enhanced International CAPE | Models and data risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
models and data risk: the risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

DoubleLine Shiller Enhanced International CAPE | Mortgage Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

DoubleLine Shiller Enhanced International CAPE | Real Estate Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Equity REITs, which invest primarily in direct fee ownership or leasehold ownership of real property and derive most of their income from rents, are generally affected by changes in the values of and incomes from the properties they own. Mortgage REITs invest mostly in mortgages on real estate, which may secure, for example, construction, development or long-term loans, and the main source of their income is mortgage interest payments. Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and mortgage-related investments. Along with the risks common to different types of real estate-related investments, REITs, no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the Investment Company Act of 1940, as amended. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.

DoubleLine Shiller Enhanced International CAPE | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

DoubleLine Shiller Enhanced International CAPE | Operational And Information Security Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
operational and information security risks: an investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

DoubleLine Shiller Enhanced International CAPE | Securities Or Sector Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

DoubleLine Shiller Enhanced International CAPE | short position risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which the Fund has established a short position will result in a loss to the Fund.

DoubleLine Shiller Enhanced International CAPE | Structured Products And Structured Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique.

Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.

DoubleLine Shiller Enhanced International CAPE | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

DoubleLine Shiller Enhanced International CAPE | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

DoubleLine Shiller Enhanced International CAPE | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1],[2]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.00%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	$ 1,196
2017	rr_AnnualReturn2017	20.94%
2018	rr_AnnualReturn2018	(12.52%)
2019	rr_AnnualReturn2019	23.17%
2020	rr_AnnualReturn2020	10.75%
2021	rr_AnnualReturn2021	18.41%
2022	rr_AnnualReturn2022	(17.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.64%)
One Year	rr_AverageAnnualReturnYear01	(17.38%)
Five Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2016
DoubleLine Shiller Enhanced International CAPE | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (includes sub-transfer agent accounting or administrative services expenses)	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1],[2]
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	1.27%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	$ 1,504
One Year	rr_AverageAnnualReturnYear01	(17.57%)
Five Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2016
DoubleLine Shiller Enhanced International CAPE | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.77%)
Five Years	rr_AverageAnnualReturnYear05	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2016
DoubleLine Shiller Enhanced International CAPE | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.28%)
Five Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2016
DoubleLine Shiller Enhanced International CAPE | MSCI Europe Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.06%)
Five Years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2016

[1]
The Fund enters into index-related swap transactions, under which the Fund incurs fees payable to its counterparties and other costs. The level of an index itself may also be reduced by a number of assumed expenses and charges. Those fees and costs reduce the index-based returns to the Fund under the swaps. During the Fund’s most recent fiscal year, those expenses and charges were approximately 0.65% (expressed as an annualized percentage of the notional amounts of the swaps). Swap returns or the level of an index are typically also reduced by amounts based on short-term interest rates (applied, in the case of swaps, against the notional amounts of the swaps) and by other amounts, such as a spread above the short-term interest rate. None of these fees and costs are reflected in the table above or in the example below. See “Index Risk — Note regarding Index-Based Swaps” for more information regarding such fees and costs.

[2]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. When the Fund invests in other investment vehicles sponsored or advised by DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”) or a related party of the Adviser (“other DoubleLine funds”), the Adviser has contractually agreed to waive its advisory fee in an amount equal to the advisory fees paid by the other DoubleLine funds in respect of Fund assets so invested. The Adviser waived advisory fees in the amount of 0.04% pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund’s most recent fiscal year. The effects of this waiver agreement are reflected in the last two rows of the table above. This waiver agreement will apply until at least August 1, 2024, except that it may be terminated at any time with the consent of the Board of Trustees.

[3]
The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.65% for Class I shares and 0.90% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark‑ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until at least August 1, 2024, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Any such recoupment may not cause the Fund’s ordinary operating expenses to exceed the expense limitation that was in place when the fees were waived or expenses were reimbursed. Additionally, the Adviser would generally seek recoupment only in accordance with the terms of any expense limitation that is in place at the time of recoupment.